Document and Entity Information	0 Months Ended
Mar. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2012
Registrant Name	EGA Emerging Global Shares Trust
Central Index Key	0001450501
Amendment Flag	false
Document Creation Date	Jul 27, 2012
Document Effective Date	Jul 30, 2012
Prospectus Date	Jul 30, 2012

EGShares GEMS Composite ETF
EGShares GEMS Composite ETF
Investment Objective

EGShares GEMS Composite ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Sector Titans Composite 100 IndexSM (the “Composite Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares GEMS Composite ETF
Management Fees		0.85%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		0.99%
Total Annual Fund Operating Expenses		1.84%
Fee Waiver and/or Expense Reimbursement	[1]	(1.09%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.75%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.75% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares GEMS Composite ETF	77	472	894	2,069

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Composite Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of emerging markets companies included in the Fund’s Composite Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Composite Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Composite Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Composite Underlying Index is concentrated. The Composite Underlying Index is comprised of a representative sample of 100 Emerging Markets companies deemed to be the 10 leading companies in each of the 10 “Industries” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Composite Underlying Index ranged from US$1.1 billion to US$251.83 billion, with an average of US$33.64 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Composite Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Composite Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Composite Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Composite Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Composite Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the Composite Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Composite Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 13.96% (quarter ended September 30, 2010) and the Fund’s lowest quarterly return was -23.34% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2012): 0.87%

Average Annual Total Return as of December 31, 2011
Average Annual Returns	1 Year	Since Inception	Inception Date
EGShares GEMS Composite ETF	(20.52%)	3.40%	Jul 22, 2009
EGShares GEMS Composite ETF After Taxes on Distributions	(21.02%)	2.77%
EGShares GEMS Composite ETF After Taxes on Distributions and Sale of Fund Shares	(13.33%)	2.56%
EGShares GEMS Composite ETF Dow Jones Emerging Markets Sector Titans Composite 100 Index SM (reflects no deduction for fees, expenses or taxes)	(20.85%)	8.90%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares GEMS Composite ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares GEMS Composite ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Sector Titans Composite 100 IndexSM (the “Composite Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Composite Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of emerging markets companies included in the Fund’s Composite Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Composite Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Composite Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Composite Underlying Index is concentrated. The Composite Underlying Index is comprised of a representative sample of 100 Emerging Markets companies deemed to be the 10 leading companies in each of the 10 “Industries” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Composite Underlying Index ranged from US$1.1 billion to US$251.83 billion, with an average of US$33.64 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Composite Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Composite Underlying Index is concentrated. The Composite Underlying Index is comprised of a representative sample of 100 Emerging Markets companies deemed to be the 10 leading companies in each of the 10 "Industries" as defined by the Industry Classification Benchmark ("ICB") system.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Composite Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Composite Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Composite Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Composite Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the Composite Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Composite Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance and the index the Fund seeks to track.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 800-4347
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.emergingglobaladvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above the Fund’s highest quarterly return was 13.96% (quarter ended September 30, 2010) and the Fund’s lowest quarterly return was -23.34% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2012): 0.87%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The Fund's highest quarterly return was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The Fund's lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.34%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
Dow Jones Emerging Markets Sector Titans Composite 100 Index SM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
EGShares GEMS Composite ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	472
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	894
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,069
Annual Return 2010	rr_AnnualReturn2010	12.24%
Annual Return 2011	rr_AnnualReturn2011	(20.52%)
1 Year	rr_AverageAnnualReturnYear01	(20.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 22, 2009
EGShares GEMS Composite ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(21.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
EGShares GEMS Composite ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.75% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares Basic Materials GEMS ETF
EGShares Basic Materials GEMS ETF
Investment Objective

EGShares Basic Materials GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Basic Materials Titans 30 IndexSM (the “Basic Materials Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Basic Materials GEMS ETF
Management Fees		0.95%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		7.04%
Total Annual Fund Operating Expenses		7.99%
Fee Waiver and/or Expense Reimbursement	[1]	(7.14%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares Basic Materials GEMS ETF	87	1,702	3,221	6,641

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from June 23, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Basic Materials Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Basic Materials Underlying Index includes companies whose businesses involve: chemicals; forestry and paper; industrial metals and mining; and mining.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets basic materials companies that are included in the Fund’s Basic Materials Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Basic Materials Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Basic Materials Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Basic Materials Underlying Index is concentrated. The Basic Materials Underlying Index is comprised of publicly traded firms in the “Basic Materials Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Basic Materials Underlying Index ranged from US$2.48 billion to US$104.62 billion, with an average of US$18.18 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Basic Materials Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Basic Materials Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Basic Materials Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Basic Materials Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Basic Materials Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Basic Materials Concentration Because the Basic Materials Underlying Index is concentrated in the basic materials industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Issuers in the basic materials industry are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and governmental regulations.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Basic Materials Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Basic Materials GEMS ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares Basic Materials GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Basic Materials Titans 30 IndexSM (the “Basic Materials Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from June 23, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Basic Materials Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Basic Materials Underlying Index includes companies whose businesses involve: chemicals; forestry and paper; industrial metals and mining; and mining.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets basic materials companies that are included in the Fund’s Basic Materials Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Basic Materials Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Basic Materials Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Basic Materials Underlying Index is concentrated. The Basic Materials Underlying Index is comprised of publicly traded firms in the “Basic Materials Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Basic Materials Underlying Index ranged from US$2.48 billion to US$104.62 billion, with an average of US$18.18 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Basic Materials Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Basic Materials Underlying Index is concentrated. The Basic Materials Underlying Index is comprised of publicly traded firms in the "Basic Materials Industry" as defined by the Industry Classification Benchmark ("ICB") system.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Basic Materials Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Basic Materials Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Basic Materials Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Basic Materials Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Basic Materials Concentration Because the Basic Materials Underlying Index is concentrated in the basic materials industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Issuers in the basic materials industry are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and governmental regulations.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Basic Materials Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
EGShares Basic Materials GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.14%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,702
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,221
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,641

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares Consumer Goods GEMS ETF
EGShares Consumer Goods GEMS ETF
Investment Objective

EGShares Consumer Goods GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Goods Titans 30 IndexSM (the “Consumer Goods Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Consumer Goods GEMS ETF
Management Fees		1.55%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		7.22%
Total Annual Fund Operating Expenses		8.77%
Fee Waiver and/or Expense Reimbursement	[1]	(7.92%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares Consumer Goods GEMS ETF	87	1,845	3,474	7,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from June 23, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Consumer Goods Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Consumer Goods Underlying Index includes companies whose businesses involve: automobiles and parts; beverages; food production; household goods; leisure goods; personal goods; and tobacco.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Consumer Goods companies that are included in the Fund’s Consumer Goods Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Consumer Goods Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Consumer Goods Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Consumer Goods Underlying Index is concentrated. The Consumer Goods Underlying Index is comprised of publicly traded firms in the “Consumer Goods Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Consumer Goods Underlying Index ranged from US$2.09 billion to US$102.37 billion, with an average of US$15.17 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Consumer Goods Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Consumer Goods Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Consumer Goods Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Consumer Goods Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Consumer Goods Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Consumer Goods Concentration Because the Consumer Goods Underlying Index is concentrated in the consumer goods industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The success of consumer goods suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Consumer Goods Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Consumer Goods GEMS ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares Consumer Goods GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Goods Titans 30 IndexSM (the “Consumer Goods Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from June 23, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Consumer Goods Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Consumer Goods Underlying Index includes companies whose businesses involve: automobiles and parts; beverages; food production; household goods; leisure goods; personal goods; and tobacco.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Consumer Goods companies that are included in the Fund’s Consumer Goods Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Consumer Goods Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Consumer Goods Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Consumer Goods Underlying Index is concentrated. The Consumer Goods Underlying Index is comprised of publicly traded firms in the “Consumer Goods Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Consumer Goods Underlying Index ranged from US$2.09 billion to US$102.37 billion, with an average of US$15.17 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Consumer Goods Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Consumer Goods Underlying Index is concentrated. The Consumer Goods Underlying Index is comprised of publicly traded firms in the "Consumer Goods Industry" as defined by the Industry Classification Benchmark ("ICB") system.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Consumer Goods Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Consumer Goods Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Consumer Goods Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Consumer Goods Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Consumer Goods Concentration Because the Consumer Goods Underlying Index is concentrated in the consumer goods industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The success of consumer goods suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Consumer Goods Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
EGShares Consumer Goods GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.55%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.92%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,845
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,474
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,037

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares Consumer Services GEMS ETF
EGShares Consumer Services GEMS ETF
Investment Objective

EGShares Consumer Services GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Services Titans 30 IndexSM (the “Consumer Services Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Consumer Services GEMS ETF
Management Fees		1.53%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		5.24%
Total Annual Fund Operating Expenses		6.77%
Fee Waiver and/or Expense Reimbursement	[1]	(5.92%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares Consumer Services GEMS ETF	87	1,472	2,809	5,949

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from June 23, 2011 (commencement of operations) through the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Consumer Services Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Consumer Services Underlying Index includes companies whose businesses involve: food and drug retail; general retail; media; and travel and leisure.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Consumer Services companies that are included in the Fund’s Consumer Services Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Consumer Services Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through a Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Consumer Services Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Consumer Services Underlying Index is concentrated. The Consumer Services Underlying Index is comprised of publicly traded firms in the “Consumer Services Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Consumer Services Underlying Index ranged from US$1.86 billion to US$49.33 billion, with an average of US$9.83 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Consumer Services Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Consumer Services Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Consumer Services Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Consumer Services Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Consumer Services Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Consumer Services Concentration Because the Consumer Services Underlying Index is concentrated in the consumer services industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The success of consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Consumer Services Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Consumer Services GEMS ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares Consumer Services GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Services Titans 30 IndexSM (the “Consumer Services Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from June 23, 2011 (commencement of operations) through the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Consumer Services Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Consumer Services Underlying Index includes companies whose businesses involve: food and drug retail; general retail; media; and travel and leisure.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Consumer Services companies that are included in the Fund’s Consumer Services Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Consumer Services Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through a Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Consumer Services Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Consumer Services Underlying Index is concentrated. The Consumer Services Underlying Index is comprised of publicly traded firms in the “Consumer Services Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Consumer Services Underlying Index ranged from US$1.86 billion to US$49.33 billion, with an average of US$9.83 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Consumer Services Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Consumer Services Underlying Index is concentrated. The Consumer Services Underlying Index is comprised of publicly traded firms in the "Consumer Services Industry" as defined by the Industry Classification Benchmark ("ICB") system.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Consumer Services Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Consumer Services Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Consumer Services Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Consumer Services Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Consumer Services Concentration Because the Consumer Services Underlying Index is concentrated in the consumer services industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The success of consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Consumer Services Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
EGShares Consumer Services GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.53%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.92%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,472
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,809
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,949

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares Energy GEMS ETF
EGShares Energy GEMS ETF
Investment Objective

EGShares Energy GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Oil and Gas Titans 30 IndexSM (the “Energy Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Energy GEMS ETF
Management Fees		0.95%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		1.28%
Total Annual Fund Operating Expenses		2.23%
Fee Waiver and/or Expense Reimbursement	[1]	(1.38%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares Energy GEMS ETF	87	564	1,069	2,457

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Energy Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Energy Underlying Index includes companies whose businesses involve: oil and gas production; oil equipment, services and distribution; and alternative energy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Energy companies that are included in the Fund’s Energy Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Energy Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Energy Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Energy Underlying Index is concentrated. The Energy Underlying Index is comprised of publicly traded firms in the “Oil and Gas Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Energy Underlying Index ranged from US$3.78 billion to US$251.83 billion, with an average of US$41.98 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Energy Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Energy Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Energy Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Energy Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Energy Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Energy Concentration Because the Energy Underlying Index is concentrated in the oil and gas industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The profitability of companies in the oil and gas industry (including alternative energy suppliers) is related to worldwide energy prices, exploration, and production spending.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Energy Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 14.21% (quarter ended September 30, 2010) and the Fund’s lowest quarterly return was -23.10% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2012): -20.77%

Average Annual Total Return as of December 31, 2011
Average Annual Returns	1 Year	Since Inception	Inception Date
EGShares Energy GEMS ETF	(17.07%)	3.87%	May 21, 2009
EGShares Energy GEMS ETF After Taxes on Distributions	(17.12%)	3.37%
EGShares Energy GEMS ETF After Taxes on Distributions and Sale of Fund Shares	(11.09%)	3.02%
EGShares Energy GEMS ETF Dow Jones Emerging Markets Oil and Gas Titans 30 IndexSM (reflects no deduction for fees, expenses or taxes)	(19.67%)	2.81%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Energy GEMS ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares Energy GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Oil and Gas Titans 30 IndexSM (the “Energy Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Energy Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Energy Underlying Index includes companies whose businesses involve: oil and gas production; oil equipment, services and distribution; and alternative energy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Energy companies that are included in the Fund’s Energy Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Energy Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Energy Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Energy Underlying Index is concentrated. The Energy Underlying Index is comprised of publicly traded firms in the “Oil and Gas Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Energy Underlying Index ranged from US$3.78 billion to US$251.83 billion, with an average of US$41.98 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Energy Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Energy Underlying Index is concentrated. The Energy Underlying Index is comprised of publicly traded firms in the "Oil and Gas Industry" as defined by the Industry Classification Benchmark ("ICB") system.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Energy Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Energy Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Energy Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Energy Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Energy Concentration Because the Energy Underlying Index is concentrated in the oil and gas industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The profitability of companies in the oil and gas industry (including alternative energy suppliers) is related to worldwide energy prices, exploration, and production spending.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Energy Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance and the index the Fund seeks to track.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 800-4347
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.emergingglobaladvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above the Fund’s highest quarterly return was 14.21% (quarter ended September 30, 2010) and the Fund’s lowest quarterly return was -23.10% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2012): -20.77%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The Fund's highest quarterly return was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The Fund's lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.10%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
Dow Jones Emerging Markets Oil and Gas Titans 30 IndexSM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
EGShares Energy GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.38%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	564
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,069
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,457
Annual Return 2010	rr_AnnualReturn2010	17.17%
Annual Return 2011	rr_AnnualReturn2011	(17.07%)
1 Year	rr_AverageAnnualReturnYear01	(17.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2009
EGShares Energy GEMS ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%
EGShares Energy GEMS ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares Financials GEMS ETF
EGShares Financials GEMS ETF
Investment Objective

EGShares Financials GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Financials Titans 30 IndexSM (the “Financials Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Financials GEMS ETF
Management Fees		0.96%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		3.17%
Total Annual Fund Operating Expenses		4.13%
Fee Waiver and/or Expense Reimbursement	[1]	(3.28%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares Financials GEMS ETF	87	955	1,837	4,113

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Financials Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Financials Underlying Index includes companies whose businesses involve: banks; nonlife insurance; life insurance; real estate investment and services; real estate investment trusts; financial services; equity investment instruments; and nonequity investment instruments.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Financials companies that are included in the Fund’s Financials Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Financials Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Financials Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Financials Underlying Index is concentrated. The Financials Underlying Index is comprised of publicly traded firms in the “Financials Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the float-adjusted market capitalization of companies included in the Financials Underlying Index ranged from US$9.18 billion to US$199.35 billion, with an average of US$45.24 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Financials Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Financials Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Financials Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Financials Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Financials Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Financials Concentration Because the Financials Underlying Index is concentrated in the financials industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Companies in the financials industry are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Financials Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 21.10% (quarter ended September 30, 2010) and the Fund’s lowest quarterly return was -27.86% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2012): 3.53%

Average Annual Total Return as of December 31, 2011
Average Annual Returns	1 Year	Since Inception	Inception Date
EGShares Financials GEMS ETF	(25.75%)	(2.80%)	Sep 16, 2009
EGShares Financials GEMS ETF After Taxes on Distributions	(26.23%)	(3.60%)
EGShares Financials GEMS ETF After Taxes on Distributions and Sale of Fund Shares	(16.73%)	(2.78%)
EGShares Financials GEMS ETF Dow Jones Emerging Markets Financials Titans 30 IndexSM (reflects no deduction for fees, expenses or taxes)	(26.46%)	(10.22%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Financials GEMS ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares Financials GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Financials Titans 30 IndexSM (the “Financials Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Financials Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Financials Underlying Index includes companies whose businesses involve: banks; nonlife insurance; life insurance; real estate investment and services; real estate investment trusts; financial services; equity investment instruments; and nonequity investment instruments.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Financials companies that are included in the Fund’s Financials Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Financials Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Financials Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Financials Underlying Index is concentrated. The Financials Underlying Index is comprised of publicly traded firms in the “Financials Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the float-adjusted market capitalization of companies included in the Financials Underlying Index ranged from US$9.18 billion to US$199.35 billion, with an average of US$45.24 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Financials Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Financials Underlying Index is concentrated. The Financials Underlying Index is comprised of publicly traded firms in the "Financials Industry" as defined by the Industry Classification Benchmark ("ICB") system.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Financials Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Financials Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Financials Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Financials Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Financials Concentration Because the Financials Underlying Index is concentrated in the financials industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Companies in the financials industry are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Financials Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance and the index the Fund seeks to track.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 800-4347
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.emergingglobaladvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above the Fund’s highest quarterly return was 21.10% (quarter ended September 30, 2010) and the Fund’s lowest quarterly return was -27.86% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2012): 3.53%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The Fund's highest quarterly return was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The Fund's lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.86%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
Dow Jones Emerging Markets Financials Titans 30 IndexSM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(26.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.22%)
EGShares Financials GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.28%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,837
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,113
Annual Return 2010	rr_AnnualReturn2010	13.16%
Annual Return 2011	rr_AnnualReturn2011	(25.75%)
1 Year	rr_AverageAnnualReturnYear01	(25.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2009
EGShares Financials GEMS ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(26.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.60%)
EGShares Financials GEMS ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.78%)

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares Health Care GEMS ETF
EGShares Health Care GEMS ETF
Investment Objective

EGShares Health Care GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Health Care Titans 30 IndexSM (the “Health Care Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Health Care GEMS ETF
Management Fees		0.95%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		6.84%
Total Annual Fund Operating Expenses		7.79%
Fee Waiver and/or Expense Reimbursement	[1]	(6.94%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares Health Care GEMS ETF	87	1,664	3,155	6,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from June 23, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Health Care Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Health Care Underlying Index includes companies whose businesses involve: health care equipment and services; and pharmaceuticals and biotechnology.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Health Care companies that are included in the Fund’s Health Care Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Health Care Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Health Care Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Health Care Underlying Index is concentrated. The Health Care Underlying Index is comprised of publicly traded firms in the “Health Care Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Health Care Underlying Index ranged from US$0.4 billion to US$11.54 billion, with an average of US$3.13 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Health Care Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Health Care Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Health Care Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Health Care Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Health Care Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Health Care Concentration Because the Health Care Underlying Index is concentrated in the health care industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The profitability of companies in the health care industry may be affected by extensive government regulation, restriction on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Health Care Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Health Care GEMS ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares Health Care GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Health Care Titans 30 IndexSM (the “Health Care Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from June 23, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Health Care Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Health Care Underlying Index includes companies whose businesses involve: health care equipment and services; and pharmaceuticals and biotechnology.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Health Care companies that are included in the Fund’s Health Care Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Health Care Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Health Care Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Health Care Underlying Index is concentrated. The Health Care Underlying Index is comprised of publicly traded firms in the “Health Care Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Health Care Underlying Index ranged from US$0.4 billion to US$11.54 billion, with an average of US$3.13 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Health Care Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Health Care Underlying Index is concentrated. The Health Care Underlying Index is comprised of publicly traded firms in the "Health Care Industry" as defined by the Industry Classification Benchmark ("ICB") system.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Health Care Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Health Care Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Health Care Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Health Care Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Health Care Concentration Because the Health Care Underlying Index is concentrated in the health care industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The profitability of companies in the health care industry may be affected by extensive government regulation, restriction on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Health Care Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
EGShares Health Care GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.94%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,155
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,534

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares Industrials GEMS ETF
EGShares Industrials GEMS ETF
Investment Objective

EGShares Industrials GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Industrials Titans 30 IndexSM (the “Industrials Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Industrials GEMS ETF
Management Fees		0.95%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		6.42%
Total Annual Fund Operating Expenses		7.37%
Fee Waiver and/or Expense Reimbursement	[1]	(6.52%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares Industrials GEMS ETF	87	1,586	3,015	6,301

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from June 23, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Industrials Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Industrials Underlying Index includes companies whose businesses involve: construction and materials; aerospace and defense; general industrials; electronic and electrical equipment; industrial engineering; industrial transportation; and support services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Industrials companies that are included in the Fund’s Industrials Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Industrials Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Industrials Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Industrials Underlying Index is concentrated. The Industrials Underlying Index is comprised of publicly traded firms in the “Industrials Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Industrials Underlying Index ranged from US$4.45 billion to US$18.75 billion, with an average of US$8.64 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Industrials Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Industrials Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Industrials Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Industrials Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Industrials Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Industrials Concentration Because the Industrials Underlying Index is concentrated in the industrials industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Government regulation, world events and economic conditions affect the performance of companies in the industrials industry.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Industrials Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Industrials GEMS ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares Industrials GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Industrials Titans 30 IndexSM (the “Industrials Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from June 23, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Industrials Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Industrials Underlying Index includes companies whose businesses involve: construction and materials; aerospace and defense; general industrials; electronic and electrical equipment; industrial engineering; industrial transportation; and support services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Industrials companies that are included in the Fund’s Industrials Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Industrials Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Industrials Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Industrials Underlying Index is concentrated. The Industrials Underlying Index is comprised of publicly traded firms in the “Industrials Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Industrials Underlying Index ranged from US$4.45 billion to US$18.75 billion, with an average of US$8.64 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Industrials Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Industrials Underlying Index is concentrated. The Industrials Underlying Index is comprised of publicly traded firms in the "Industrials Industry" as defined by the Industry Classification Benchmark ("ICB") system.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Industrials Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Industrials Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Industrials Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Industrials Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Industrials Concentration Because the Industrials Underlying Index is concentrated in the industrials industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Government regulation, world events and economic conditions affect the performance of companies in the industrials industry.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Industrials Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
EGShares Industrials GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.37%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.52%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,586
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,015
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,301

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares Technology GEMS ETF
EGShares Technology GEMS ETF
Investment Objective

EGShares Technology GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Technology Titans 30 IndexSM (the “Technology Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Technology GEMS ETF
Management Fees		1.45%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		6.36%
Total Annual Fund Operating Expenses		7.81%
Fee Waiver and/or Expense Reimbursement	[1]	(6.96%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares Technology GEMS ETF	87	1,668	3,162	6,544

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from June 23, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Technology Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Technology Underlying Index includes companies whose businesses involve: software and computer services; and technology hardware and equipment.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Technology companies that are included in the Fund’s Technology Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Technology Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Technology Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Technology Underlying Index is concentrated. The Technology Underlying Index is comprised of publicly traded firms in the Technology Industry, as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the float-adjusted market capitalization of companies included in the Technology Underlying Index ranged from US$0.23 billion to US$44.46 billion, with an average of US$6.27 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Technology Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Technology Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Technology Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Technology Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Technology Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Technology Concentration Because the Technology Underlying Index is concentrated in the technology industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions, government regulation and may have limited product lines, markets, financial resources or personnel.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Technology Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Technology GEMS ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares Technology GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Technology Titans 30 IndexSM (the “Technology Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from June 23, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Technology Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Technology Underlying Index includes companies whose businesses involve: software and computer services; and technology hardware and equipment.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Technology companies that are included in the Fund’s Technology Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Technology Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Technology Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Technology Underlying Index is concentrated. The Technology Underlying Index is comprised of publicly traded firms in the Technology Industry, as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the float-adjusted market capitalization of companies included in the Technology Underlying Index ranged from US$0.23 billion to US$44.46 billion, with an average of US$6.27 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Technology Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Technology Underlying Index is concentrated. The Technology Underlying Index is comprised of publicly traded firms in the Technology Industry, as defined by the Industry Classification Benchmark ("ICB") system.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Technology Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Technology Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Technology Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Technology Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Technology Concentration Because the Technology Underlying Index is concentrated in the technology industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions, government regulation and may have limited product lines, markets, financial resources or personnel.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Technology Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
EGShares Technology GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.45%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.96%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,668
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,162
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,544

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares Telecom GEMS ETF
EGShares Telecom GEMS ETF
Investment Objective

EGShares Telecom GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Telecommunications Titans 30 IndexSM (the “Telecom Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Telecom GEMS ETF
Management Fees		1.46%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		6.28%
Total Annual Fund Operating Expenses		7.74%
Fee Waiver and/or Expense Reimbursement	[1]	(6.89%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares Telecom GEMS ETF	87	1,655	3,139	6,506

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from June 23, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover was 18% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Telecom Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Telecom Underlying Index includes companies whose businesses involve: fixed line telecommunications; and mobile telecommunications.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Telecom companies that are included in the Fund’s Telecom Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Telecom Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Telecom Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Telecom Underlying Index is concentrated. The Telecom Underlying Index is comprised of publicly traded firms in the “Telecommunications Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Telecom Underlying Index ranged from US$1.13 billion to US$221.39 billion, with an average of US$24.08 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Telecom Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Telecom Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Telecom Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Telecom Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Telecom Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Telecom Concentration Because the Telecom Underlying Index is concentrated in the telecommunications industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The global telecommunications market is characterized by increasing competition and government regulation.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Telecom Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Telecom GEMS ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares Telecom GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Telecommunications Titans 30 IndexSM (the “Telecom Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from June 23, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Telecom Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Telecom Underlying Index includes companies whose businesses involve: fixed line telecommunications; and mobile telecommunications.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Telecom companies that are included in the Fund’s Telecom Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Telecom Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Telecom Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Telecom Underlying Index is concentrated. The Telecom Underlying Index is comprised of publicly traded firms in the “Telecommunications Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Telecom Underlying Index ranged from US$1.13 billion to US$221.39 billion, with an average of US$24.08 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Telecom Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Telecom Underlying Index is concentrated. The Telecom Underlying Index is comprised of publicly traded firms in the "Telecommunications Industry" as defined by the Industry Classification Benchmark ("ICB") system.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Telecom Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Telecom Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Telecom Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Telecom Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Telecom Concentration Because the Telecom Underlying Index is concentrated in the telecommunications industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The global telecommunications market is characterized by increasing competition and government regulation.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Telecom Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
EGShares Telecom GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.46%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.89%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,655
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,506

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares Utilities GEMS ETF
EGShares Utilities GEMS ETF
Investment Objective

EGShares Utilities GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Utilities Titans 30 IndexSM (the “Utilities Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Utilities GEMS ETF
Management Fees		1.37%
Distribution and/or Service (12b-l) Fees		none
Interest		0.02%
Other		5.69%
Total Other Expenses		5.71%
Total Annual Fund Operating Expenses		7.08%
Fee Waiver and/or Expense Reimbursement	[1]	(6.21%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	0.87%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.
[2]	The Fund's Total Annual Fund Operating Expenses include taxes, interest, brokerage fees and non-routine expenses which are excluded under the Agreement with EGA, as noted in footnote (1) above.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares Utilities GEMS ETF	89	1,533	2,917	6,134

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from June 23, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Utilities Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Utilities Underlying Index includes companies whose businesses involve: electricity; and gas, water and multiutilities.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Utilities companies that are included in the Fund’s Utilities Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Utilities Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Utilities Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Utilities Underlying Index is concentrated. The Utilities Underlying Index is comprised of publicly traded firms in the “Utilities Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Utilities Underlying Index ranged from US$2.02 billion to US$23.95 billion, with an average of US$8.92 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Utilities Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Utilities Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Utilities Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Utilities Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Utilities Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Utilities Concentration Because the Utilities Underlying Index is concentrated in the utilities industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Companies in the utilities industry may be adversely affected by changes in exchange rates, domestic and international competition, and governmental limitation on rates charged to customers.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Utilities Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Utilities GEMS ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares Utilities GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Utilities Titans 30 IndexSM (the “Utilities Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from June 23, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Utilities Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Utilities Underlying Index includes companies whose businesses involve: electricity; and gas, water and multiutilities.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Utilities companies that are included in the Fund’s Utilities Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Utilities Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Utilities Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Utilities Underlying Index is concentrated. The Utilities Underlying Index is comprised of publicly traded firms in the “Utilities Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Utilities Underlying Index ranged from US$2.02 billion to US$23.95 billion, with an average of US$8.92 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Utilities Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Utilities Underlying Index is concentrated. The Utilities Underlying Index is comprised of publicly traded firms in the "Utilities Industry" as defined by the Industry Classification Benchmark ("ICB") system.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Utilities Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Utilities Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Utilities Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Utilities Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Utilities Concentration Because the Utilities Underlying Index is concentrated in the utilities industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Companies in the utilities industry may be adversely affected by changes in exchange rates, domestic and international competition, and governmental limitation on rates charged to customers.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Utilities Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
EGShares Utilities GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.37%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest	rr_Component1OtherExpensesOverAssets	0.02%
Other	rr_Component2OtherExpensesOverAssets	5.69%
Other Expenses	rr_OtherExpensesOverAssets	5.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.21%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,533
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,917
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,134

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.
[2]	The Fund's Total Annual Fund Operating Expenses include taxes, interest, brokerage fees and non-routine expenses which are excluded under the Agreement with EGA, as noted in footnote (1) above.

EGShares Emerging Markets Metals & Mining ETF
EGShares Emerging Markets Metals & Mining ETF
Investment Objective

EGShares Emerging Markets Metals & Mining ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Metals & Mining Titans 30 IndexSM (the “Metals & Mining Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Emerging Markets Metals & Mining ETF
Management Fees		0.95%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		1.04%
Total Annual Fund Operating Expenses		1.99%
Fee Waiver and/or Expense Reimbursement	[1]	(1.14%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares Emerging Markets Metals & Mining ETF	87	514	967	2,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Metals & Mining Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Metals & Mining Underlying Index includes companies whose businesses involve: aluminum; nonferrous metals; iron and steel; coal; diamonds and gemstones; general mining; gold mining; and platinum and precious metals.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of emerging markets metals and mining companies that are included in the Fund’s Metals & Mining Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Metals & Mining Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Metals & Mining Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Metals & Mining Underlying Index is concentrated. The Metals & Mining Underlying Index is comprised of publicly traded firms in the “Industrial Metals and Mining Sector” and the “Mining Sector,” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Metals & Mining Underlying Index ranged from US$2.48 billion to US$104.62 billion, with an average of US$17.06 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Metals & Mining Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Metals & Mining Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Metals & Mining Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Metals & Mining Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Metals & Mining Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Metals and Mining Concentration Because the Metals & Mining Underlying Index is concentrated in the metals and mining industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Securities of companies involved in metals and mining may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various basic resources.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Metals & Mining Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 16.64% (quarter ended September 30, 2010) and the Fund’s lowest quarterly return was -27.40% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2012): -6.14%

Average Annual Total Return as of December 31, 2011
Average Annual Returns	1 Year	Since Inception	Inception Date
EGShares Emerging Markets Metals & Mining ETF	(34.83%)	4.08%	May 21, 2009
EGShares Emerging Markets Metals & Mining ETF After Taxes on Distributions	(35.71%)	3.39%
EGShares Emerging Markets Metals & Mining ETF After Taxes on Distributions and Sale of Fund Shares	(22.63%)	3.11%
EGShares Emerging Markets Metals & Mining ETF Dow Jones Emerging Markets Metals & Mining Titans 30 Index SM (reflects no deduction for fees, expenses or taxes)	(36.94%)	7.17%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Metals & Mining ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares Emerging Markets Metals & Mining ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Metals & Mining Titans 30 IndexSM (the “Metals & Mining Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Metals & Mining Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Metals & Mining Underlying Index includes companies whose businesses involve: aluminum; nonferrous metals; iron and steel; coal; diamonds and gemstones; general mining; gold mining; and platinum and precious metals.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of emerging markets metals and mining companies that are included in the Fund’s Metals & Mining Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Metals & Mining Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Metals & Mining Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Metals & Mining Underlying Index is concentrated. The Metals & Mining Underlying Index is comprised of publicly traded firms in the “Industrial Metals and Mining Sector” and the “Mining Sector,” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Metals & Mining Underlying Index ranged from US$2.48 billion to US$104.62 billion, with an average of US$17.06 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Metals & Mining Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Metals & Mining Underlying Index is concentrated. The Metals & Mining Underlying Index is comprised of publicly traded firms in the "Industrial Metals and Mining Sector" and the "Mining Sector," as defined by the Industry Classification Benchmark ("ICB") system.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Metals & Mining Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Metals & Mining Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Metals & Mining Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Metals & Mining Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Metals and Mining Concentration Because the Metals & Mining Underlying Index is concentrated in the metals and mining industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Securities of companies involved in metals and mining may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various basic resources.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Metals & Mining Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance and the index the Fund seeks to track.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 800-4347
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.emergingglobaladvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Annual Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above the Fund’s highest quarterly return was 16.64% (quarter ended September 30, 2010) and the Fund’s lowest quarterly return was -27.40% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2012): -6.14%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The Fund's highest quarterly return was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The Fund's lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.40%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
Dow Jones Emerging Markets Metals & Mining Titans 30 Index SM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(36.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.17%
EGShares Emerging Markets Metals & Mining ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.14%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	967
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,225
Annual Return 2010	rr_AnnualReturn2010	18.60%
Annual Return 2011	rr_AnnualReturn2011	(34.83%)
1 Year	rr_AverageAnnualReturnYear01	(34.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2009
EGShares Emerging Markets Metals & Mining ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(35.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
EGShares Emerging Markets Metals & Mining ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares Emerging Markets Consumer ETF
EGShares Emerging Markets Consumer ETF
Investment Objective

EGShares Emerging Markets Consumer ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30 IndexSM (the “Consumer Titans Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Emerging Markets Consumer ETF
Management Fees		0.95%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		0.36%
Total Annual Fund Operating Expenses		1.31%
Fee Waiver and/or Expense Reimbursement	[1]	(0.46%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares Emerging Markets Consumer ETF	87	370	674	1,539

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from September 14, 2010 (commencement of operations) through the most recent fiscal year ended, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Consumer Titans Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Consumer Titans Underlying Index includes companies whose businesses involve: automobiles and parts; beverages; food production; household goods; leisure goods; personal goods; tobacco; food and drug retail; general retail; media; and travel and leisure.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Consumer companies that are included in the Fund’s Consumer Titans Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Consumer Titans Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Consumer Titans Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Consumer Titans Underlying Index is concentrated. The Consumer Titans Underlying Index is comprised of publicly traded firms in the “Consumer Goods Industry” and “Consumer Services Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Consumer Titans Underlying Index ranged from US$2.17 billion to US$102.37 billion, with an average of US$16.80 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Consumer Titans Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Consumer Titans Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Consumer Titans Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Consumer Titans Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Consumer Titans Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Consumer Concentration Because the Consumer Titans Underlying Index is concentrated in the consumer goods and services industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities (including Indian securities) are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Consumer Titans Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 8.85% (quarter ended December 31, 2011) and the Fund’s lowest quarterly return was -16.14% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2012): 4.70%

Average Annual Total Return as of December 31, 2011
Average Annual Returns	1 Year	Since Inception	Inception Date
EGShares Emerging Markets Consumer ETF	(4.99%)	7.87%	Sep 13, 2010
EGShares Emerging Markets Consumer ETF After Taxes on Distributions	(5.17%)	7.69%
EGShares Emerging Markets Consumer ETF After Taxes on Distributions and Sale of Fund Shares	(3.24%)	6.60%
EGShares Emerging Markets Consumer ETF Dow Jones Emerging Markets Consumer Titans IndexSM (reflects no deduction for fees, expenses or taxes)	(6.10%)	10.18%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Consumer ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares Emerging Markets Consumer ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30 IndexSM (the “Consumer Titans Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from September 14, 2010 (commencement of operations) through the most recent fiscal year ended, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Consumer Titans Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Consumer Titans Underlying Index includes companies whose businesses involve: automobiles and parts; beverages; food production; household goods; leisure goods; personal goods; tobacco; food and drug retail; general retail; media; and travel and leisure.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Consumer companies that are included in the Fund’s Consumer Titans Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund’s intention is to replicate the constituent securities of the Consumer Titans Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Consumer Titans Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Consumer Titans Underlying Index is concentrated. The Consumer Titans Underlying Index is comprised of publicly traded firms in the “Consumer Goods Industry” and “Consumer Services Industry” as defined by the Industry Classification Benchmark (“ICB”) system. As of July 13, 2012, the total market capitalization of companies included in the Consumer Titans Underlying Index ranged from US$2.17 billion to US$102.37 billion, with an average of US$16.80 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Consumer Titans Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Consumer Titans Underlying Index is concentrated. The Consumer Titans Underlying Index is comprised of publicly traded firms in the "Consumer Goods Industry" and "Consumer Services Industry" as defined by the Industry Classification Benchmark ("ICB") system.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Consumer Titans Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Consumer Titans Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Consumer Titans Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Consumer Titans Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Consumer Concentration Because the Consumer Titans Underlying Index is concentrated in the consumer goods and services industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities (including Indian securities) are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Consumer Titans Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance and the index the Fund seeks to track.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 800-4347
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.emergingglobaladvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above the Fund’s highest quarterly return was 8.85% (quarter ended December 31, 2011) and the Fund’s lowest quarterly return was -16.14% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2012): 4.70%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The Fund's highest quarterly return was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The Fund's lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.14%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
Dow Jones Emerging Markets Consumer Titans IndexSM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.18%
EGShares Emerging Markets Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	370
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	674
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,539
Annual Return 2011	rr_AnnualReturn2011	(4.99%)
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2010
EGShares Emerging Markets Consumer ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.69%
EGShares Emerging Markets Consumer ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.60%

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares India Infrastructure ETF
EGShares India Infrastructure ETF
Investment Objective

EGShares India Infrastructure ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Infrastructure Index (the “India Infrastructure Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares India Infrastructure ETF
Management Fees		0.95%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		0.74%
Total Annual Fund Operating Expenses		1.69%
Fee Waiver and/or Expense Reimbursement	[1]	(0.84%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares India Infrastructure ETF	87	451	839	1,928

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year end, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the India Infrastructure Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The India Infrastructure Underlying Index includes companies whose businesses involve: construction and engineering, construction materials, independent power producers, metals and mining and wireless telecommunications services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian infrastructure companies included in the India Infrastructure Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in Indian medium to large capitalization infrastructure companies which are defined as emerging markets companies that are domiciled in India and that have a market capitalization of at least $200 million at the time of purchase.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and the Fund may also invest to some extent ADRs and GDRs, based on the number of Indian securities that are included in the India Infrastructure Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

The Fund’s intention is to replicate the constituent securities of the India Infrastructure Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the India Infrastructure Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the India Infrastructure Underlying Index is concentrated. The India Infrastructure Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India’s infrastructure sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the India Infrastructure Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the India Infrastructure Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the India Infrastructure Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the India Infrastructure Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Infrastructure Concentration Because the India Infrastructure Underlying Index is concentrated in the infrastructure sector of India, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the India Infrastructure Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was -5.88% (quarter ended June 30, 2011) and the Fund’s lowest quarterly return was -19.66% (quarter ended December 31, 2011).

Year-to-date return (through June 30, 2012): 8.53%

Average Annual Total Return as of December 31, 2011
Average Annual Returns	1 Year	Since Inception	Inception Date
EGShares India Infrastructure ETF	(43.53%)	(31.54%)	Aug 11, 2010
EGShares India Infrastructure ETF After Taxes on Distributions	(43.67%)	(31.66%)
EGShares India Infrastructure ETF After Taxes on Distributions and Sale of Fund Shares	(28.29%)	(26.56%)
EGShares India Infrastructure ETF INDXX India Infrastructure Index (reflects no deduction for fees, expenses or taxes)	(43.58%)	(40.42%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Infrastructure ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares India Infrastructure ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Infrastructure Index (the “India Infrastructure Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year end, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the India Infrastructure Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The India Infrastructure Underlying Index includes companies whose businesses involve: construction and engineering, construction materials, independent power producers, metals and mining and wireless telecommunications services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian infrastructure companies included in the India Infrastructure Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in Indian medium to large capitalization infrastructure companies which are defined as emerging markets companies that are domiciled in India and that have a market capitalization of at least $200 million at the time of purchase.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and the Fund may also invest to some extent ADRs and GDRs, based on the number of Indian securities that are included in the India Infrastructure Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

The Fund’s intention is to replicate the constituent securities of the India Infrastructure Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the India Infrastructure Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the India Infrastructure Underlying Index is concentrated. The India Infrastructure Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India’s infrastructure sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the India Infrastructure Underlying Index is concentrated. The India Infrastructure Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India's infrastructure sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the India Infrastructure Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the India Infrastructure Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the India Infrastructure Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the India Infrastructure Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Infrastructure Concentration Because the India Infrastructure Underlying Index is concentrated in the infrastructure sector of India, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the India Infrastructure Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance and the index the Fund seeks to track.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 800-4347
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.emergingglobaladvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above the Fund’s highest quarterly return was -5.88% (quarter ended June 30, 2011) and the Fund’s lowest quarterly return was -19.66% (quarter ended December 31, 2011).

Year-to-date return (through June 30, 2012): 8.53%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The Fund's highest quarterly return was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(5.88%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The Fund's lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.66%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
INDXX India Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(43.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(40.42%)
EGShares India Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	451
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,928
Annual Return 2011	rr_AnnualReturn2011	(43.53%)
1 Year	rr_AverageAnnualReturnYear01	(43.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(31.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 11, 2010
EGShares India Infrastructure ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(43.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(31.66%)
EGShares India Infrastructure ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(28.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(26.56%)

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares China Infrastructure ETF
EGShares China Infrastructure ETF
Investment Objective

EGShares China Infrastructure ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX China Infrastructure Index (the “China Infrastructure Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares China Infrastructure ETF
Management Fees		0.95%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		1.08%
Total Annual Fund Operating Expenses		2.03%
Fee Waiver and/or Expense Reimbursement	[1]	(1.18%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares China Infrastructure ETF	87	522	984	2,264

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the China Infrastructure Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The China Infrastructure Underlying Index includes companies whose businesses involve: construction and engineering, construction materials, independent power producers, metals and mining and wireless telecommunications services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Chinese infrastructure companies included in the China Infrastructure Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in Chinese medium to large capitalization infrastructure companies, which are defined as emerging market companies that are domiciled in China and that have a market capitalization of at least $200 million at the time of purchase.

The Fund’s intention is to replicate the constituent securities of the China Infrastructure Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the China Infrastructure Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the China Infrastructure Underlying Index is concentrated. The China Infrastructure Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of China’s infrastructure sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the China Infrastructure Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the China Infrastructure Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the China Infrastructure Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the China Infrastructure Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Infrastructure Concentration Because the China Infrastructure Underlying Index is concentrated in the infrastructure sector of China, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

China Because the Fund only invests in Chinese securities, its NAV will be much more sensitive to changes in economic, political and other factors within China than would a fund that invested in a greater variety of countries. Special risks include currency fluctuations, illiquidity, expropriation, nationalization, confiscation, exchange controls, restrictions on foreign investments and limits on repatriation of capital.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the China Infrastructure Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 11.81% (quarter ended December 31, 2011) and the Fund’s lowest quarterly return was -35.12% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2012): 5.43%

Average Annual Total Return as of December 31, 2011
Average Annual Returns	1 Year	Since Inception	Inception Date
EGShares China Infrastructure ETF	(26.10%)	(12.13%)	Feb 16, 2010
EGShares China Infrastructure ETF After Taxes on Distributions	(26.75%)	(12.65%)
EGShares China Infrastructure ETF After Taxes on Distributions and Sale of Fund Shares	(16.95%)	(10.49%)
EGShares China Infrastructure ETF INDXX China Infrastructure Index (reflects no deduction for fees, expenses or taxes)	(25.96%)	(21.06%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares China Infrastructure ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares China Infrastructure ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX China Infrastructure Index (the “China Infrastructure Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the China Infrastructure Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The China Infrastructure Underlying Index includes companies whose businesses involve: construction and engineering, construction materials, independent power producers, metals and mining and wireless telecommunications services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Chinese infrastructure companies included in the China Infrastructure Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in Chinese medium to large capitalization infrastructure companies, which are defined as emerging market companies that are domiciled in China and that have a market capitalization of at least $200 million at the time of purchase.

The Fund’s intention is to replicate the constituent securities of the China Infrastructure Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the China Infrastructure Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the China Infrastructure Underlying Index is concentrated. The China Infrastructure Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of China’s infrastructure sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the China Infrastructure Underlying Index is concentrated. The China Infrastructure Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of China's infrastructure sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the China Infrastructure Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the China Infrastructure Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the China Infrastructure Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the China Infrastructure Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Infrastructure Concentration Because the China Infrastructure Underlying Index is concentrated in the infrastructure sector of China, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

China Because the Fund only invests in Chinese securities, its NAV will be much more sensitive to changes in economic, political and other factors within China than would a fund that invested in a greater variety of countries. Special risks include currency fluctuations, illiquidity, expropriation, nationalization, confiscation, exchange controls, restrictions on foreign investments and limits on repatriation of capital.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the China Infrastructure Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance and the index the Fund seeks to track.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 800-4347
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.emergingglobaladvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above the Fund’s highest quarterly return was 11.81% (quarter ended December 31, 2011) and the Fund’s lowest quarterly return was -35.12% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2012): 5.43%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The Fund's highest quarterly return was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The Fund's lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.12%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
INDXX China Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(25.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(21.06%)
EGShares China Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	522
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	984
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Annual Return 2011	rr_AnnualReturn2011	(26.10%)
1 Year	rr_AverageAnnualReturnYear01	(26.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2010
EGShares China Infrastructure ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(26.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.65%)
EGShares China Infrastructure ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.49%)

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares Brazil Infrastructure ETF
EGShares Brazil Infrastructure ETF
Investment Objective

EGShares Brazil Infrastructure ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Brazil Infrastructure Index (the “Brazil Infrastructure Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Brazil Infrastructure ETF
Management Fees		0.95%
Distribution and/or Service (12b-l) Fees		none
Excise Tax		0.03%
Other		0.53%
Total Other Expenses		0.56%
Total Annual Fund Operating Expenses		1.51%
Fee Waiver and/or Expense Reimbursement	[1]	(0.63%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	0.88%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.
[2]	The Fund's Total Annual Fund Operating Expenses include taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and non-routine expenses, which are excluded under the Agreement with EGA, as noted in footnote (1) above.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares Brazil Infrastructure ETF	90	415	764	1,748

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Brazil Infrastructure Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Brazil Infrastructure Underlying Index includes companies whose businesses involve: construction and engineering, construction materials, independent power producers, metals and mining and wireless telecommunications services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Brazilian infrastructure companies included in the Brazil Infrastructure Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in Brazilian medium to large capitalization infrastructure companies, which are defined as emerging markets companies that are domiciled in Brazil and that have a market capitalization of at least $200 million at the time of purchase.

The Fund’s intention is to replicate the constituent securities of the Brazil Infrastructure Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Brazil Infrastructure Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Brazil Infrastructure Underlying Index is concentrated. The Brazil Infrastructure Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of Brazil’s infrastructure sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Brazil Infrastructure Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Brazil Infrastructure Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Brazil Infrastructure Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Brazil Infrastructure Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Infrastructure Concentration Because the Brazil Infrastructure Underlying Index is concentrated in the infrastructure sector of Brazil, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Brazil Because the Fund only invests in Brazilian securities, its NAV will be much more sensitive to changes in economic, political and other factors within Brazil than would a fund that invested in a greater variety of countries. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Brazil Infrastructure Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 7.72% (quarter ended December 31, 2011) and the Fund’s lowest quarterly return was -28.98% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2012): 4.63%

Average Annual Total Return as of December 31, 2011
Average Annual Returns	1 Year	Since Inception	Inception Date
EGShares Brazil Infrastructure ETF	(9.30%)	4.80%	Feb 23, 2010
EGShares Brazil Infrastructure ETF After Taxes on Distributions	(10.75%)	3.63%
EGShares Brazil Infrastructure ETF After Taxes on Distributions and Sale of Fund Shares	(6.05%)	3.42%
EGShares Brazil Infrastructure ETF INDXX Brazil Infrastructure Index (reflects no deduction for fees, expenses or taxes)	(12.65%)	5.90%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Brazil Infrastructure ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares Brazil Infrastructure ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Brazil Infrastructure Index (the “Brazil Infrastructure Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Brazil Infrastructure Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Brazil Infrastructure Underlying Index includes companies whose businesses involve: construction and engineering, construction materials, independent power producers, metals and mining and wireless telecommunications services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Brazilian infrastructure companies included in the Brazil Infrastructure Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in Brazilian medium to large capitalization infrastructure companies, which are defined as emerging markets companies that are domiciled in Brazil and that have a market capitalization of at least $200 million at the time of purchase.

The Fund’s intention is to replicate the constituent securities of the Brazil Infrastructure Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Brazil Infrastructure Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Brazil Infrastructure Underlying Index is concentrated. The Brazil Infrastructure Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of Brazil’s infrastructure sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Brazil Infrastructure Underlying Index is concentrated. The Brazil Infrastructure Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of Brazil's infrastructure sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Brazil Infrastructure Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Brazil Infrastructure Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Brazil Infrastructure Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Brazil Infrastructure Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Infrastructure Concentration Because the Brazil Infrastructure Underlying Index is concentrated in the infrastructure sector of Brazil, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Brazil Because the Fund only invests in Brazilian securities, its NAV will be much more sensitive to changes in economic, political and other factors within Brazil than would a fund that invested in a greater variety of countries. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Brazil Infrastructure Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance and the index the Fund seeks to track.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 800-4347
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.emergingglobaladvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above the Fund’s highest quarterly return was 7.72% (quarter ended December 31, 2011) and the Fund’s lowest quarterly return was -28.98% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2012): 4.63%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The Fund's highest quarterly return was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The Fund's lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.98%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
INDXX Brazil Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
EGShares Brazil Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest	rr_Component1OtherExpensesOverAssets	0.03%
Other	rr_Component2OtherExpensesOverAssets	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	764
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,748
Annual Return 2011	rr_AnnualReturn2011	(9.30%)
1 Year	rr_AverageAnnualReturnYear01	(9.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2010
EGShares Brazil Infrastructure ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
EGShares Brazil Infrastructure ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.
[2]	The Fund's Total Annual Fund Operating Expenses include taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and non-routine expenses, which are excluded under the Agreement with EGA, as noted in footnote (1) above.

EGShares India Small Cap ETF
EGShares India Small Cap ETF
Investment Objective

EGShares India Small Cap ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Small Cap Index (the “India Small Cap Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares India Small Cap ETF
Management Fees		0.95%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		1.31%
Total Annual Fund Operating Expenses		2.26%
Fee Waiver and/or Expense Reimbursement	[1]	(1.41%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares India Small Cap ETF	87	571	1,081	2,485

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year end, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the India Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian small market capitalization (“small cap”) companies included in the India Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in Indian small capitalization companies, which are defined as emerging markets companies that are domiciled in India and that have a market capitalization between $100 million and $2 billion.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and the Fund may also invest to some extent in ADRs and GDRs, based on the number of Indian securities that are included in the India Small Cap Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

The Fund’s intention is to replicate the constituent securities of the India Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the India Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The India Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 75 emerging markets companies that INDXX, LLC determines to be representative of small cap companies domiciled in India. A free-float index is one that uses freely traded shares in calculating the market capitalization weighting.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the India Small Cap Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the India Small Cap Underlying Index, including the cost of buying and selling securities and maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the India Small Cap Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the India Small Cap Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Small Cap Companies Small capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the India Small Cap Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was -0.10% (quarter ended June 30, 2011) and the Fund’s lowest quarterly return was 26.42% (quarter ended December 31, 2011).

Year-to-date return (through June 30, 2012): 15.83%

Average Annual Total Return as of December 31, 2011
Average Annual Returns	1 Year	Since Inception	Inception Date
EGShares India Small Cap ETF	(49.47%)	(32.44%)	Jul 7, 2010
EGShares India Small Cap ETF After Taxes on Distributions	(49.42%)	(32.68%)
EGShares India Small Cap ETF After Taxes on Distributions and Sale of Fund Shares	(32.15%)	(27.27%)
EGShares India Small Cap ETF INDXX India Small Cap Index (reflects no deduction for fees, expenses or taxes)	(50.02%)	(44.58%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Small Cap ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares India Small Cap ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Small Cap Index (the “India Small Cap Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year end, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the India Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian small market capitalization (“small cap”) companies included in the India Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in Indian small capitalization companies, which are defined as emerging markets companies that are domiciled in India and that have a market capitalization between $100 million and $2 billion.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and the Fund may also invest to some extent in ADRs and GDRs, based on the number of Indian securities that are included in the India Small Cap Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

The Fund’s intention is to replicate the constituent securities of the India Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the India Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The India Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 75 emerging markets companies that INDXX, LLC determines to be representative of small cap companies domiciled in India. A free-float index is one that uses freely traded shares in calculating the market capitalization weighting.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the India Small Cap Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the India Small Cap Underlying Index, including the cost of buying and selling securities and maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the India Small Cap Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the India Small Cap Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Small Cap Companies Small capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the India Small Cap Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance and the index the Fund seeks to track.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 800-4347
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.emergingglobaladvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above the Fund’s highest quarterly return was -0.10% (quarter ended June 30, 2011) and the Fund’s lowest quarterly return was 26.42% (quarter ended December 31, 2011).

Year-to-date return (through June 30, 2012): 15.83%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The Fund's highest quarterly return was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(0.10%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The Fund's lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	26.42%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
INDXX India Small Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(50.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(44.58%)
EGShares India Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.41%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	571
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,081
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,485
Annual Return 2011	rr_AnnualReturn2011	(49.47%)
1 Year	rr_AverageAnnualReturnYear01	(49.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(32.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2010
EGShares India Small Cap ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(49.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(32.68%)
EGShares India Small Cap ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(32.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(27.27%)

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares China Mid Cap ETF
EGShares China Mid Cap ETF
Investment Objective

EGShares China Mid Cap ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX China Mid Cap Index (the “China Mid Cap Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares China Mid Cap ETF
Management Fees		0.95%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.57%
Total Annual Fund Operating Expenses		1.52%
Fee Waiver and/or Expense Reimbursement	[2]	(0.67%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares China Mid Cap ETF	87	415

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the China Mid Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Chinese medium market capitalization (“mid cap”) companies included in the China Mid Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund invests in Chinese medium capitalization companies, which are defined as emerging markets companies that are domiciled in China that trade on the exchanges of Hong Kong and the U.S. and have a market capitalization that is at least $200 million, but is lower than the 30th highest publicly traded company in China.

The Fund’s intention is to replicate the constituent securities of the China Mid Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the China Mid Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The China Mid Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging markets companies that INDXX, LLC determines to be representative of mid cap companies domiciled in China. A free-float index is one that uses freely traded shares in calculating the market capitalization weighting.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the China Mid Cap Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the China Mid Cap Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the China Mid Cap Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the China Mid Cap Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

China Because the Fund only invests in Chinese securities, its NAV will be much more sensitive to changes in economic, political and other factors within China than would a fund that invested in a greater variety of countries. Special risks include currency fluctuations, illiquidity, expropriation, nationalization, confiscation, exchange controls, restrictions on foreign investments and limits on repatriation of capital.

Mid Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the China Mid Cap Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares China Mid Cap ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares China Mid Cap ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX China Mid Cap Index (the “China Mid Cap Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the China Mid Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Chinese medium market capitalization (“mid cap”) companies included in the China Mid Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund invests in Chinese medium capitalization companies, which are defined as emerging markets companies that are domiciled in China that trade on the exchanges of Hong Kong and the U.S. and have a market capitalization that is at least $200 million, but is lower than the 30th highest publicly traded company in China.

The Fund’s intention is to replicate the constituent securities of the China Mid Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the China Mid Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The China Mid Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging markets companies that INDXX, LLC determines to be representative of mid cap companies domiciled in China. A free-float index is one that uses freely traded shares in calculating the market capitalization weighting.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the China Mid Cap Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the China Mid Cap Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the China Mid Cap Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the China Mid Cap Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

China Because the Fund only invests in Chinese securities, its NAV will be much more sensitive to changes in economic, political and other factors within China than would a fund that invested in a greater variety of countries. Special risks include currency fluctuations, illiquidity, expropriation, nationalization, confiscation, exchange controls, restrictions on foreign investments and limits on repatriation of capital.

Mid Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the China Mid Cap Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares China Mid Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares Brazil Mid Cap ETF
EGShares Brazil Mid Cap ETF
Investment Objective

EGShares Brazil Mid Cap ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Brazil Mid Cap Index (the “Brazil Mid Cap Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Brazil Mid Cap ETF
Management Fees		0.95%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.44%
Total Annual Fund Operating Expenses		1.39%
Fee Waiver and/or Expense Reimbursement	[2]	(0.54%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares Brazil Mid Cap ETF	87	388

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Brazil Mid Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Brazilian medium market capitalization (“mid cap”) companies included in the Brazil Mid Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in Brazilian medium capitalization companies, which are defined as emerging markets companies that are domiciled in Brazil which have a market capitalization that is at least $200 million, but are lower than the 30th highest publicly traded company in Brazil.

The Fund’s intention is to replicate the constituent securities of the Brazil Mid Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Brazil Mid Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Brazil Mid Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging markets companies that INDXX, LLC determines to be representative of mid cap companies domiciled in Brazil. A free-float index is one that uses freely traded shares in calculating the market capitalization weighting.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Brazil Mid Cap Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Brazil Mid Cap Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Brazil Mid Cap Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Brazil Mid Cap Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Brazil Because the Fund only invests in Brazilian securities, its NAV will be much more sensitive to changes in economic, political and other factors within Brazil than would a fund that invested in a greater variety of countries. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue.

Mid Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Brazil Mid Cap Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Brazil Mid Cap ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

EGShares Brazil Mid Cap ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Brazil Mid Cap Index (the “Brazil Mid Cap Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Brazil Mid Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Brazilian medium market capitalization (“mid cap”) companies included in the Brazil Mid Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in Brazilian medium capitalization companies, which are defined as emerging markets companies that are domiciled in Brazil which have a market capitalization that is at least $200 million, but are lower than the 30th highest publicly traded company in Brazil.

The Fund’s intention is to replicate the constituent securities of the Brazil Mid Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Brazil Mid Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Brazil Mid Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging markets companies that INDXX, LLC determines to be representative of mid cap companies domiciled in Brazil. A free-float index is one that uses freely traded shares in calculating the market capitalization weighting.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Brazil Mid Cap Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Brazil Mid Cap Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Brazil Mid Cap Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover and the Fund’s tracking error versus the Brazil Mid Cap Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Brazil Because the Fund only invests in Brazilian securities, its NAV will be much more sensitive to changes in economic, political and other factors within Brazil than would a fund that invested in a greater variety of countries. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue.

Mid Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Brazil Mid Cap Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Brazil Mid Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	388

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares India Consumer ETF
EGShares India Consumer ETF
Investment Objective
EGShares India Consumer ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Consumer Index (the “Consumer Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares India Consumer ETF
Management Fees		1.70%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		4.46%
Total Annual Fund Operating Expenses		6.16%
Fee Waiver and/or Expense Reimbursement	[1]	(5.27%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.89%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares India Consumer ETF	91	1,359	2,597	5,570

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from August 4, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Consumer Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian consumer companies included in the Consumer Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Consumer Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are consumer goods and services companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian consumer companies as companies that are included in the Consumer Underlying Index at the time of purchase and includes emerging markets companies whose businesses involve: automobiles and parts; beverages; food production; household goods; leisure goods; personal goods; food and drug retail; general retail; media; travel and leisure; and tobacco.

The Fund intends to replicate the constituent securities of the Consumer Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Consumer Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Consumer Underlying Index is concentrated. The Consumer Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India’s consumer sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian consumer goods and services industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Consumer Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Consumer Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Consumer Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Consumer Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Consumer Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration Because the Consumer Underlying Index is concentrated in the consumer goods and services industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Consumer Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
Because the Fund has not yet completed a full calendar year of operations, no performance information has been provided.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Consumer ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
EGShares India Consumer ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Consumer Index (the “Consumer Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from August 4, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Consumer Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian consumer companies included in the Consumer Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Consumer Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are consumer goods and services companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian consumer companies as companies that are included in the Consumer Underlying Index at the time of purchase and includes emerging markets companies whose businesses involve: automobiles and parts; beverages; food production; household goods; leisure goods; personal goods; food and drug retail; general retail; media; travel and leisure; and tobacco.

The Fund intends to replicate the constituent securities of the Consumer Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Consumer Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Consumer Underlying Index is concentrated. The Consumer Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India’s consumer sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian consumer goods and services industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Consumer Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Consumer Underlying Index is concentrated. The Consumer Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India's consumer sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Consumer Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Consumer Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Consumer Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Consumer Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration Because the Consumer Underlying Index is concentrated in the consumer goods and services industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Consumer Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not yet completed a full calendar year of operations, no performance information has been provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not yet completed a full calendar year of operations, no performance information has been provided.
EGShares India Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.70%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.27%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,570

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares India Financials ETF
EGShares India Financials ETF
Investment Objective
EGShares India Financials ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Financial Index (the “Financial Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares India Financials ETF
Management Fees		0.99%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.65%
Total Annual Fund Operating Expenses		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	(0.75%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares India Financials ETF	91	444

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Financial Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian financial services companies included in the Financial Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Financial Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are financial services companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian financial services companies as companies that are included in the Financial Underlying Index at the time of purchase and includes emerging markets companies whose businesses involve: banks; diversified financial services; thrifts and mortgage finance; consumer finance; insurance and capital markets.

The Fund intends to replicate the constituent securities of the Financial Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Financial Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Financial Underlying Index is concentrated. The Financial Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India’s financial sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian financial services industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Financial Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Financial Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Financial Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Financial Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Financial Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Financial Concentration Because the Financial Underlying Index is concentrated in the financial services industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Companies in the financial services industry are subject to extensive government regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Financial Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Financials ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
EGShares India Financials ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Financial Index (the “Financial Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Financial Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian financial services companies included in the Financial Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Financial Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are financial services companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian financial services companies as companies that are included in the Financial Underlying Index at the time of purchase and includes emerging markets companies whose businesses involve: banks; diversified financial services; thrifts and mortgage finance; consumer finance; insurance and capital markets.

The Fund intends to replicate the constituent securities of the Financial Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Financial Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Financial Underlying Index is concentrated. The Financial Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India’s financial sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian financial services industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Financial Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Financial Underlying Index is concentrated. The Financial Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India's financial sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Financial Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Financial Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Financial Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Financial Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Financial Concentration Because the Financial Underlying Index is concentrated in the financial services industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Companies in the financial services industry are subject to extensive government regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Financial Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
EGShares India Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares India Health Care ETF
EGShares India Health Care ETF
Investment Objective
EGShares India Health Care ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Healthcare Index (the “Healthcare Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares India Health Care ETF
Management Fees		0.99%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.65%
Total Annual Fund Operating Expenses		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	(0.75%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares India Health Care ETF	91	444

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Healthcare Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian healthcare companies included in the Healthcare Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Healthcare Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are healthcare companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian healthcare companies as companies that are included in the Healthcare Underlying Index at the time of purchase and includes emerging markets companies whose businesses involve: pharmaceuticals; healthcare providers and services; healthcare-related consumer goods; life sciences tools and services; and biotechnology.

The Fund intends to replicate the constituent securities of the Healthcare Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Healthcare Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Healthcare Underlying Index is concentrated. The Healthcare Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India’s healthcare sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian healthcare industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Healthcare Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Healthcare Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Healthcare Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Healthcare Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Healthcare Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Healthcare Concentration Because the Healthcare Underlying Index is concentrated in the healthcare industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The profitability of companies in the healthcare industry may be affected by extensive government regulation, restriction on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Healthcare Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Health Care ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
EGShares India Health Care ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Healthcare Index (the “Healthcare Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Healthcare Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian healthcare companies included in the Healthcare Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Healthcare Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are healthcare companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian healthcare companies as companies that are included in the Healthcare Underlying Index at the time of purchase and includes emerging markets companies whose businesses involve: pharmaceuticals; healthcare providers and services; healthcare-related consumer goods; life sciences tools and services; and biotechnology.

The Fund intends to replicate the constituent securities of the Healthcare Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Healthcare Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Healthcare Underlying Index is concentrated. The Healthcare Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India’s healthcare sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian healthcare industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Healthcare Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Healthcare Underlying Index is concentrated. The Healthcare Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India's healthcare sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Healthcare Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Healthcare Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Healthcare Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Healthcare Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Healthcare Concentration Because the Healthcare Underlying Index is concentrated in the healthcare industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The profitability of companies in the healthcare industry may be affected by extensive government regulation, restriction on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Healthcare Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
EGShares India Health Care ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares India Industrials ETF
EGShares India Industrials ETF
Investment Objective
EGShares India Industrials ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Industrial Index (the “Industrial Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares India Industrials ETF
Management Fees		0.99%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.65%
Total Annual Fund Operating Expenses		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	(0.75%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares India Industrials ETF	91	444

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Industrial Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian industrial companies included in the Industrial Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Industrial Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are industrial companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian industrial companies as companies that are included in the Industrial Underlying Index at the time of purchase. Industrial companies include emerging markets companies whose businesses involve: construction and materials; aerospace and defense; general industrials; electronic and electrical equipment; industrial engineering; industrial transportation; and support services.

The Fund intends to replicate the constituent securities of the Industrial Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Industrial Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Industrial Underlying Index is concentrated. The Industrial Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India’s industrial sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian industrial industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Industrial Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Industrial Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Industrial Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Industrial Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Industrial Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Industrial Concentration Because the Industrial Underlying Index is concentrated in the industrial sector of India, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector. Government regulation, world events and economic conditions affect the performance of companies in the industrial sector.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Industrial Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Industrials ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
EGShares India Industrials ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Industrial Index (the “Industrial Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Industrial Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian industrial companies included in the Industrial Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Industrial Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are industrial companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian industrial companies as companies that are included in the Industrial Underlying Index at the time of purchase. Industrial companies include emerging markets companies whose businesses involve: construction and materials; aerospace and defense; general industrials; electronic and electrical equipment; industrial engineering; industrial transportation; and support services.

The Fund intends to replicate the constituent securities of the Industrial Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Industrial Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Industrial Underlying Index is concentrated. The Industrial Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India’s industrial sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian industrial industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Industrial Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Industrial Underlying Index is concentrated. The Industrial Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India's industrial sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Industrial Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Industrial Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Industrial Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Industrial Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Industrial Concentration Because the Industrial Underlying Index is concentrated in the industrial sector of India, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector. Government regulation, world events and economic conditions affect the performance of companies in the industrial sector.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Industrial Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares India Industrials ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares India Technology ETF
EGShares India Technology ETF
Investment Objective
EGShares India Technology ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Technology Index (the “Technology Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares India Technology ETF
Management Fees		0.99%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.65%
Total Annual Fund Operating Expenses		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	(0.75%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares India Technology ETF	91	444

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Technology Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian technology companies included in the Technology Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Technology Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are technology companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian technology companies as companies that are included in the Technology Underlying Index at the time of purchase. Technology companies include emerging markets companies whose businesses involve: diversified telecommunication; electrical equipment; IT services; software; and wireless telecommunication services.

The Fund intends to replicate the constituent securities of the Technology Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Technology Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Technology Underlying Index is concentrated. The Technology Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India’s technology sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian technology industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Technology Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Technology Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Technology Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Technology Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Technology Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Technology Concentration Because the Technology Underlying Index is concentrated in the technology industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions, government regulation and may have limited product lines, markets, financial resources or personnel.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Technology Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Technology ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
EGShares India Technology ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Technology Index (the “Technology Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Technology Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian technology companies included in the Technology Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Technology Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are technology companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian technology companies as companies that are included in the Technology Underlying Index at the time of purchase. Technology companies include emerging markets companies whose businesses involve: diversified telecommunication; electrical equipment; IT services; software; and wireless telecommunication services.

The Fund intends to replicate the constituent securities of the Technology Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Technology Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Technology Underlying Index is concentrated. The Technology Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India’s technology sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian technology industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Technology Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Technology Underlying Index is concentrated. The Technology Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India's technology sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Technology Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Technology Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Technology Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Technology Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Technology Concentration Because the Technology Underlying Index is concentrated in the technology industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions, government regulation and may have limited product lines, markets, financial resources or personnel.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Technology Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares India Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares India Basic Materials ETF
EGShares India Basic Materials ETF
Investment Objective
EGShares India Basic Materials ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Basic Materials Index (the “Basic Materials Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares India Basic Materials ETF
Management Fees		0.99%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.65%
Total Annual Fund Operating Expenses		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	(0.75%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares India Basic Materials ETF	91	444

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Basic Materials Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian basic materials companies included in the Basic Materials Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Basic Materials Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are basic materials companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian basic materials companies as companies that are included in the Basic Materials Underlying Index at the time of purchase. Basic materials companies include emerging markets companies whose businesses involve: chemicals; forestry and paper; industrial metals and mining; and mining.

The Fund intends to replicate the constituent securities of the Basic Materials Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Basic Materials Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Basic Materials Underlying Index is concentrated. The Basic Materials Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India’s basic materials sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian basic materials industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Basic Materials Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Basic Materials Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Basic Materials Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Basic Materials Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Basic Materials Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Basic Materials Concentration Because the Basic Materials Underlying Index is concentrated in the basic materials industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Issuers in the basic materials industry are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Basic Materials Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Basic Materials ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
EGShares India Basic Materials ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Basic Materials Index (the “Basic Materials Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Basic Materials Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian basic materials companies included in the Basic Materials Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Basic Materials Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are basic materials companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian basic materials companies as companies that are included in the Basic Materials Underlying Index at the time of purchase. Basic materials companies include emerging markets companies whose businesses involve: chemicals; forestry and paper; industrial metals and mining; and mining.

The Fund intends to replicate the constituent securities of the Basic Materials Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Basic Materials Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Basic Materials Underlying Index is concentrated. The Basic Materials Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India’s basic materials sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian basic materials industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Basic Materials Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Basic Materials Underlying Index is concentrated. The Basic Materials Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India's basic materials sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Basic Materials Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Basic Materials Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Basic Materials Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Basic Materials Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Basic Materials Concentration Because the Basic Materials Underlying Index is concentrated in the basic materials industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Issuers in the basic materials industry are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Basic Materials Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares India Basic Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares India Energy ETF
EGShares India Energy ETF
Investment Objective
EGShares India Industrials ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Energy Index (the “Energy Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares India Energy ETF
Management Fees		0.99%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.65%
Total Annual Fund Operating Expenses		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	(0.75%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares India Energy ETF	91	444

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Energy Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian energy companies included in the Energy Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Energy Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are energy companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian energy companies as companies that are included in the Energy Underlying Index at the time of purchase. Energy companies include emerging markets companies whose businesses involve: oil and gas production; oil equipment; services and distribution; alternative energy; and energy traders.

The Fund intends to replicate the constituent securities of the Energy Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Energy Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Energy Underlying Index is concentrated. The Energy Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India’s energy sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian energy industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Energy Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Energy Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Energy Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Energy Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Energy Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Energy Concentration Because the Energy Underlying Index is concentrated in the oil and gas industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The profitability of companies in the oil and gas industry (including alternative energy suppliers) is related to worldwide energy prices, exploration, and production spending.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Energy Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Energy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
EGShares India Industrials ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Energy Index (the “Energy Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Energy Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian energy companies included in the Energy Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Energy Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are energy companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian energy companies as companies that are included in the Energy Underlying Index at the time of purchase. Energy companies include emerging markets companies whose businesses involve: oil and gas production; oil equipment; services and distribution; alternative energy; and energy traders.

The Fund intends to replicate the constituent securities of the Energy Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Energy Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Energy Underlying Index is concentrated. The Energy Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India’s energy sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian energy industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Energy Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Energy Underlying Index is concentrated. The Energy Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India's energy sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Energy Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Energy Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Energy Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Energy Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Energy Concentration Because the Energy Underlying Index is concentrated in the oil and gas industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The profitability of companies in the oil and gas industry (including alternative energy suppliers) is related to worldwide energy prices, exploration, and production spending.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Energy Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares India Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares Low Volatility India Dividend ETF
EGShares Low Volatility India Dividend ETF
Investment Objective
EGShares Low Volatility India Dividend ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India High Income Low Beta Index (the “India HILB Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Low Volatility India Dividend ETF
Management Fees		0.99%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.65%
Total Annual Fund Operating Expenses		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	(0.75%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares Low Volatility India Dividend ETF	91	444

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the India HILB Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian companies included in the India HILB Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the India HILB Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), domiciled in India having a market capitalization of at least $250 million at the time of purchase. The India HILB Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 30 Indian companies that INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the INDXX Indian Benchmark Index, a free-float capitalization weighted stock market index compiled by INDXX, LLC of 50 leading companies traded on the National Stock Exchange of India and the Bombay Stock Exchange. The components of the India HILB Underlying Index will have also paid dividends consistently over the last three years. The India HILB Underlying Index was developed to provide a lower beta than (i.e., comprised of companies having low volatility compared to), and a greater dividend yield (i.e., high income), than the BSE SENSEX Index, although there is no guarantee that this result will be obtained.

The Fund intends to replicate the constituent securities of the India HILB Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the India HILB Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the India HILB Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the India HILB Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the India HILB Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the India HILB Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the India HILB Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained.Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the India HILB Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the India HILB Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Low Volatility India Dividend ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
EGShares Low Volatility India Dividend ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India High Income Low Beta Index (the “India HILB Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the India HILB Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian companies included in the India HILB Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the India HILB Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), domiciled in India having a market capitalization of at least $250 million at the time of purchase. The India HILB Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 30 Indian companies that INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the INDXX Indian Benchmark Index, a free-float capitalization weighted stock market index compiled by INDXX, LLC of 50 leading companies traded on the National Stock Exchange of India and the Bombay Stock Exchange. The components of the India HILB Underlying Index will have also paid dividends consistently over the last three years. The India HILB Underlying Index was developed to provide a lower beta than (i.e., comprised of companies having low volatility compared to), and a greater dividend yield (i.e., high income), than the BSE SENSEX Index, although there is no guarantee that this result will be obtained.

The Fund intends to replicate the constituent securities of the India HILB Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the India HILB Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the India HILB Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the India HILB Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the India HILB Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the India HILB Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the India HILB Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the India HILB Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained.Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the India HILB Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the India HILB Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Low Volatility India Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares Low Volatility Emerging Markets Dividend ETF
EGShares Low Volatility Emerging Markets Dividend ETF
Investment Objective
EGShares Low Volatility Emerging Markets Dividend ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Market High Income Low Beta Index (the “HILB Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Low Volatility Emerging Markets Dividend ETF
Management Fees		1.36%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		0.71%
Total Annual Fund Operating Expenses		2.07%
Fee Waiver and/or Expense Reimbursement	[1]	(1.22%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
EGShares Low Volatility Emerging Markets Dividend ETF	87	531	1,001	2,303

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from August 4, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 45% of the average value of the portfolio.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the HILB Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets companies included in the HILB Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the HILB Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), domiciled in emerging markets countries having a market capitalization of at least $250 million at the time of purchase. The HILB Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 30 emerging markets companies that INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the broad market benchmark indices of the local exchanges in which the component securities trade. The components of the HILB Underlying Index will have also paid dividends consistently over the last three years. The HILB Underlying Index was developed to provide a lower beta than (i.e., comprised of companies having low volatility compared to), and a greater dividend yield (i.e., high income), than the MSCI Emerging Market Index, although there is no guarantee that this result will be obtained. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the HILB Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the HILB Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the HILB Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the HILB Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the HILB Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the HILB Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the HILB Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the HILB Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the HILB Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
Because the Fund has not yet completed a full calendar year of operations, no performance information has been provided.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Low Volatility Emerging Markets Dividend ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
EGShares Low Volatility Emerging Markets Dividend ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Market High Income Low Beta Index (the “HILB Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from August 4, 2011 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 45% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the HILB Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets companies included in the HILB Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the HILB Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), domiciled in emerging markets countries having a market capitalization of at least $250 million at the time of purchase. The HILB Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 30 emerging markets companies that INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the broad market benchmark indices of the local exchanges in which the component securities trade. The components of the HILB Underlying Index will have also paid dividends consistently over the last three years. The HILB Underlying Index was developed to provide a lower beta than (i.e., comprised of companies having low volatility compared to), and a greater dividend yield (i.e., high income), than the MSCI Emerging Market Index, although there is no guarantee that this result will be obtained. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the HILB Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the HILB Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the HILB Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the HILB Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the HILB Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the HILB Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the HILB Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the HILB Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the HILB Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the HILB Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not yet completed a full calendar year of operations, no performance information has been provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not yet completed a full calendar year of operations, no performance information has been provided.
EGShares Low Volatility Emerging Markets Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.36%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.22%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	531
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,303

[1]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

EGShares Emerging Markets Food and Agriculture ETF
EGShares Emerging Markets Food and Agriculture ETF
Investment Objective
EGShares Emerging Markets Food and Agriculture ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Food and Agriculture Index (the “Food and Agriculture Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Emerging Markets Food and Agriculture ETF
Management Fees		0.99%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.65%
Total Annual Fund Operating Expenses		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	(0.79%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares Emerging Markets Food and Agriculture ETF	87	440

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Food and Agriculture Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets companies included in the Food and Agriculture Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Food and Agriculture Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are food and agriculture companies domiciled in emerging market countries having a market capitalization of at least $100 million at the time of purchase. The Fund defines food and agriculture companies as companies that are included in the Food and Agriculture Underlying Index at the time of purchase. Food and agriculture companies include emerging markets companies whose businesses involve: restaurants; paper packaging; metal and glass containers; commodity chemicals; fertilizers and agricultural chemicals; brewers; distillers and vintners; soft drinks; agricultural products; and packaged foods and meats.

The Fund intends to replicate the constituent securities of the Food and Agriculture Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Food and Agriculture Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Food and Agriculture Underlying Index is concentrated. The Food and Agriculture Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of emerging markets food and agriculture sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the emerging markets food and agriculture companies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the Food and Agriculture Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Food and Agriculture Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Food and Agriculture Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Food and Agriculture Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Food and Agriculture Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Food and Agriculture Concentration Because the Food and Agriculture Underlying Index is concentrated in the food and agriculture industry of emerging market countries, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The success of the food and agriculture industry is closely tied to economic forces and government policies and regulations affecting the food and agriculture industry, as well as the weather.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Food and Agriculture Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Food and Agriculture ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
EGShares Emerging Markets Food and Agriculture ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Food and Agriculture Index (the “Food and Agriculture Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Food and Agriculture Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets companies included in the Food and Agriculture Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Food and Agriculture Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are food and agriculture companies domiciled in emerging market countries having a market capitalization of at least $100 million at the time of purchase. The Fund defines food and agriculture companies as companies that are included in the Food and Agriculture Underlying Index at the time of purchase. Food and agriculture companies include emerging markets companies whose businesses involve: restaurants; paper packaging; metal and glass containers; commodity chemicals; fertilizers and agricultural chemicals; brewers; distillers and vintners; soft drinks; agricultural products; and packaged foods and meats.

The Fund intends to replicate the constituent securities of the Food and Agriculture Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Food and Agriculture Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Food and Agriculture Underlying Index is concentrated. The Food and Agriculture Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of emerging markets food and agriculture sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the emerging markets food and agriculture companies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the Food and Agriculture Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Food and Agriculture Underlying Index is concentrated. The Food and Agriculture Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of emerging markets food and agriculture sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Food and Agriculture Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Food and Agriculture Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Food and Agriculture Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Food and Agriculture Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Food and Agriculture Concentration Because the Food and Agriculture Underlying Index is concentrated in the food and agriculture industry of emerging market countries, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The success of the food and agriculture industry is closely tied to economic forces and government policies and regulations affecting the food and agriculture industry, as well as the weather.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Food and Agriculture Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Emerging Markets Food and Agriculture ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 30, 2012